Benefit Plans - Narrative (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 12,600,000	$ 16,000,000	$ 12,638,000	$ 15,900,000
Company contribution deductible on the 2011 tax return		14,300,000
Company contributions deductible on the 2012 tax return	11,000,000	1,600,000
Company Contribution Deductible On Two Thousand Thirteen Tax Return	1,600,000
Accumulated benefit obligation for the pension plan			75,900,000	85,100,000
Common share purchased under pension plan, shares						115,800
Common share purchased under pension plan, value						7,000,000
Common share purchased under pension plan, value per share						$ 60.45
Fair value, pension plan common shares held, shares			115,800,000	115,800,000
Fair value of common shares held by pension plan			9,900,000	7,500,000
Fair value of common shares held by pension plan, per share			$ 85.07	$ 64.63
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year			(20,000)	(20,000)	(19,000)
Estimated net actuarial (loss) expected to be recognized in the next fiscal year			2,703,000	1,708,000	1,411,000
Expected long-term return on plan assets			7.50%	7.75%	7.75%
Cash balance in bank			2,300,000
Market value of pension plan assets			152,700,000	117,800,000
Defined Contribution Plan, Cost Recognized			1,100,000	1,000,000	1,100,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year			20,000
S&P 500 Index
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets			7.30%	7.50%
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense			200,000	300,000	600,000
Accrued benefit cost			6,800,000	7,400,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments			128,700,000	98,800,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments			24,000,000	18,900,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Equity investments			$ 0	$ 0